Share-Based Compensation Plans (Details)		3 Months Ended		9 Months Ended
		Sep. 30, 2026 CAD ($)	Sep. 30, 2025 CAD ($)	Sep. 30, 2026 CAD ($)	Sep. 30, 2025 CAD ($)
Share-Based Compensation Plans [Line Items]
Amount expensed	[1]	$ 25,974,000	$ 22,439,000	$ 75,672,000	$ 70,065,000
Historic Plan [Member]
Share-Based Compensation Plans [Line Items]
Stock options granted
Employee Benefits [Member]
Share-Based Compensation Plans [Line Items]
Amount expensed		$ 400,000	$ 100	$ 900,000	$ 100

[1]	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.